Related party transactions (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		$ 14